Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants (Details)	1 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2007	Aug. 31, 2007	Dec. 31, 2011	Dec. 31, 2007	Sep. 30, 2012 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Dec. 31, 2010 August and December 2007 Warrants	Jan. 19, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Dec. 31, 2011 January 2011 Warrants
Class of Warrant or Right [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%
Expected life (years)	3 years	3 years	5 years	5 years	3 months	1 year	2 years	5 years	3 years 3 months 18 days	4 years 18 days
Risk-free interest rate	4.05%	4.05%	4.94%	4.05%	0.17%	0.12%	0.61%	1.95%	0.62%	0.83%
Expected volatility	118.00%	118.00%	113.00%	118.00%	72.00%	95.00%	125.00%	105.00%	121.00%	109.00%